Investment Programs (Tables)	12 Months Ended
Dec. 31, 2025
401(k) SP
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Schedule of Core Investment Options
In addition to the TRFs, the Plan also provides participants with core investment options which are made up of actively managed investment funds and index funds. The following table presents the investment funds and index funds that were available to participants as of December 31, 2025 and 2024.

Menu of Core Investment Options
U.S. Large Cap Equity Funds	Capital Preservation Funds
1 Caterpillar Stock Fund 2 U.S. Large Cap Equity Fund 3 U.S. Large Cap Equity Index Fund	8 Stable Principal Fund 9 Money Market Fund
U.S. Small/Mid Cap Equity Funds	Fixed Income Funds
4 U.S. Small/Mid Cap Equity Fund 5 U.S. Small/Mid Cap Equity Index Fund	10 Bond Fund 11 Bond Index Fund
International Equity Funds
6 International Equity Fund 7 International Equity Index Fund